Organization and business	12 Months Ended
Dec. 31, 2021
Organization And Business [Abstract]
Organization and business	Organization and business
VectivBio Holding AG (the “Company”) is a Swiss stock corporation whose registered office is at Aeschenvorstadt 36, Basel, Switzerland. The Company was incorporated on May 22, 2019, in Switzerland. It is subject to provisions of the articles of incorporation and to article 620 et seq. of the Swiss Code of Obligations, which describes the legal requirements for corporations (“Aktiengesellschaften”).
The Company, and its five wholly owned subsidiaries, VectivBio AG, Basel (Switzerland), VectivBio Comet AG, Basel (Switzerland), GlyPharma Therapeutic Inc., Montreal (Canada), Comet Therapeutics Inc. and VectivBio Inc. (USA) (collectively, the “Group”), is a global biotechnology group committed to making a difference in the lives of patients living with serious rare conditions. The Group’s mission is to use scientific innovation to target the biological root causes of serious rare conditions to achieve disease modification. The Group’s lead program, Apraglutide, is a next-generation glucagon-like peptide-2 (“GLP-2”) analog for the treatment of short bowel syndrome (“SBS”) and for the treatment of patients with gastrointestinal acute versus host disease (aGvHD)
On April 9, 2021, VectivBio Holding AG closed its initial public offering of 8,625,000 ordinary shares, at a public offering price of USD 17.00 per share (“Group’s IPO”). The gross proceeds from the offering were USD 146.6 million. The Company’s ordinary shares began trading on the Nasdaq Global Market under the ticker symbol “VECT”.
Separation from Therachon Holding AG
From the Company’s inception on May 22, 2019 until June 30, 2019, the Company was fully owned by Therachon Holding AG (“THAG” or, together with its subsidiaries, the “Parent Group”). The Company was created for the purpose of spinning off the Apraglutide Business (as defined below), following a corporate reorganization of the Parent Group in order to effectuate the separation. The separation, which had been considered as a reorganization under common control for the purpose of the preparation of these consolidated and carve-out financial statements, resulted in the transfer of certain assets (including 100% of the shares of GlyPharma (as defined below)), liabilities and contracts related to the Apraglutide Business (as defined below) at their historical book values from the Parent Group to VectivBio Holding AG and its subsidiaries prior to the spin-off date, which occurred on July 1, 2019.
On July 1, 2019, THAG distributed by way of dividend in kind the shares of VectivBio Holding AG to the existing THAG shareholders (the “Spin-off”) and VectivBio Holding AG and its subsidiaries began operating as a standalone entity.
Prior to Spin-off
On September 30, 2018, THAG, through its 100% owned subsidiary, Therachon AG, acquired 100% of the shares of GlyPharma Therapeutic Inc. (“GlyPharma”) from a third party. GlyPharma’s principal activity was to develop the GLP-2 analog, referred to as the “Apraglutide Business”. After the acquisition of GlyPharma, the Apraglutide Business was integrated into the Parent Group, with certain business functions carried out by multiple legal entities in the Parent Group.
From September 30, 2018 until June 30, 2019, the Apraglutide Business was 100% owned by the Parent Group. During this period, the Apraglutide Business was managed from Switzerland, with operations in Canada.
COVID-19
At the beginning of 2020, an outbreak of a novel strain of coronavirus (“COVID-19”) emerged globally. This event significantly affected economic activity worldwide and, as a result, could materially and adversely affect the operations and financial results of the Group. The extent to which COVID-19 will impact the Group’s results will depend on future developments that cannot be reliably predicted, including actions to contain or treat the disease and mitigate its impact on the economies of the affected countries, among others.
There is significant uncertainty as to the duration and likely effects of this disease which may, among other things, materially impact the Group’s planned future clinical trials or ability to raise funding in the future. This pandemic or outbreak could result in difficulty securing clinical trial site locations, ability to enroll patients in future trials, contract research organizations (“CROs”), and/or trial monitors and other critical vendors and consultants supporting future trials. These situations, or others associated with COVID-19, could cause delays in the Group’s future clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Group’s business and its financial condition.
As of the date of authorization for issuance of these consolidated and carve-out financial statements, the Group’s operations have not been significantly impacted by the COVID-19 pandemic. The Group is monitoring the impact COVID-19 may have on the clinical development of its product candidate, including potential delays or modifications to its ongoing and planned trials. However, the Group cannot at this time predict the specific extent, duration or full impact that the COVID-19 outbreak will have on its financial condition and operations, including ongoing and planned clinical trials.
Invasion of Ukraine
At the end of 2021 and into 2022, tensions between the United States and Russia escalated when Russia amassed large numbers of military ground forces and support personnel on the Ukraine-Russia border and, in February 2022, Russia invaded Ukraine. In response, the North Atlantic Treaty Organization, or NATO, has deployed additional military forces to Eastern Europe, including to Lithuania, and the Biden administration announced certain sanctions against Russia.
The invasion of Ukraine and the retaliatory measures that have been taken, or could be taken in the future, by the United States, NATO, and other countries have created global security concerns that could result in a broader regional conflict and otherwise have a lasting impact on regional and global economies, any or all of which could disrupt our supply chain, adversely affect our ability to conduct ongoing and future clinical trials of our product candidates, and adversely affect our ability to commercialize our products (subject to regulatory approval) in this region.
In particular, Apraglutide is currently being evaluated in a global Phase 3 clinical trial called STARS for the treatment of patients with SBS-IF, conducted by a contract research organization, or CRO. This CRO has both Russian and Ukrainian employees in addition to employees located in Switzerland and other locations.
As of the date of authorization for issuance of these consolidated and carve-out financial statements, the Group’s operations have not been significantly impacted by the conflict. The Group is monitoring the impact this war may have on the clinical development of its product candidate, including potential delays or modifications to its ongoing and planned trials. However, the Group cannot at this time predict the specific extent, duration or full impact that this will have on its financial condition and operations, including ongoing and planned clinical trials.